Annual Total Returns- DWS Global Small Cap VIP (Class B) [BarChart] - Class B - DWS Global Small Cap VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.08%)	15.01%	35.67%	(4.33%)	0.86%	1.34%	19.60%	(20.74%)	21.08%	16.94%